EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated July 17, 2015, for Class A, Class C, Institional Class, Class R3, and Class R6 of Neuberger Berman Emerging Markets Equity Fund and Class A, Class C, and Institutional Class of Neuberger Berman Greater China Equity Fund, each a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on July 17, 2015 (Accession No. 0000898432-15-000916).